RIGHT OF USE AND LEASE LIABILITIES - Schedule of Lease Obligation (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [abstract]
Current	R$ 1,005,523	R$ 1,059,661
Non-current	2,542,339	2,798,794
Total	R$ 3,547,862	R$ 3,858,455	R$ 2,517,565